SUBSEQUENT EVENTS (Details)	May 31, 2022 USD ($) $ / shares shares	Apr. 19, 2022 USD ($)	Dec. 31, 2021 shares	Jun. 29, 2022 stockPayment contingentValueRight $ / shares	Jul. 12, 2021 $ / shares
Subsequent Event [Line Items]
Shares issued (in shares) | shares			14,375,000
Agrico Acquisition Corp.
Subsequent Event [Line Items]
Nominal value (in dollars per share) | $ / shares					$ 10.00
Subsequent Event
Subsequent Event [Line Items]
Exchange ratio				0.091
Number of contractual contingent value rights received by shareholders | contingentValueRight				1
Number of stock payments received by shareholders | stockPayment				2
Stock payment, percent of fully diluted equity				5.00%
Secured support agreements, percent of outstanding shares				72.00%
Shares issued (in shares) | shares	105,719,212
Shares retired (in shares) | shares	240
Consideration received | $	$ 1,124,012
Nominal value (in dollars per share) | $ / shares	$ 0.011
Subsequent Event | Agrico Acquisition Corp.
Subsequent Event [Line Items]
Common stock price (in dollars per share) | $ / shares				$ 10
Subsequent Event | Senior Secured Credit Facility | Line of Credit
Subsequent Event [Line Items]
Borrowing capacity under credit agreement | $		$ 30,000,000
Debt term		120 months
Interest rate		4.25%